Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000163612 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163612 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163612 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000163612 | Amphenol Corp.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163612 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163612 | Cie Financiere Richemont SAA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000163612 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163612 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163612 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163612 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163612 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000163612 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.90%
C000163612 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163612 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163612 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163612 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163612 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000163612 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163612 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163612 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000163612 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000163612 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163610 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163610 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163610 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000163610 | Amphenol Corp.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163610 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163610 | Cie Financiere Richemont SAA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000163610 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163610 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163610 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163610 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163610 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000163610 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.90%
C000163610 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163610 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163610 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163610 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163610 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000163610 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163610 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163610 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000163610 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000163610 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163611 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163611 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163611 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000163611 | Amphenol Corp.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163611 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163611 | Cie Financiere Richemont SAA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000163611 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163611 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163611 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163611 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163611 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000163611 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.90%
C000163611 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163611 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163611 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163611 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163611 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000163611 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163611 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163611 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000163611 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000163611 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000163613 | Siemens Energy AG
Holdings [Line Items]
Percent of Total Investments	5.30%
C000163613 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	3.80%
C000163613 | Analog Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000163613 | Amphenol Corp.A
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163613 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000163613 | Cie Financiere Richemont SAA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000163613 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000163613 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000163613 | Electronic Arts, Inc.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163613 | Charles Schwab Corp.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000163613 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.20%
C000163613 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	16.90%
C000163613 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163613 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000163613 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000163613 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	7.10%
C000163613 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000163613 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000163613 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.90%
C000163613 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000163613 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000163613 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.00%
C000069472 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.10%
C000069472 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000069472 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069472 | State Street Institutional Treasury Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069472 | Gupshup, Inc.F
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069472 | MeituanB
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069472 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069472 | Al Rajhi Bank
Holdings [Line Items]
Percent of Total Investments	1.60%
C000069472 | Xiaomi Corp.B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069472 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069472 | Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000069472 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.50%
C000069472 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000069472 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000069472 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000069472 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000069472 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000069472 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000069472 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069472 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069472 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069472 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069472 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069472 | China
Holdings [Line Items]
Percent of Total Investments	28.80%
C000069472 | India
Holdings [Line Items]
Percent of Total Investments	22.00%
C000069472 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.30%
C000069472 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000069472 | United States
Holdings [Line Items]
Percent of Total Investments	4.70%
C000069472 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069472 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069472 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069472 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069470 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.10%
C000069470 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000069470 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069470 | State Street Institutional Treasury Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069470 | Gupshup, Inc.F
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069470 | MeituanB
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069470 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069470 | Al Rajhi Bank
Holdings [Line Items]
Percent of Total Investments	1.60%
C000069470 | Xiaomi Corp.B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069470 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069470 | Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000069470 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.50%
C000069470 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000069470 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000069470 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000069470 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000069470 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000069470 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000069470 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069470 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069470 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069470 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069470 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069470 | China
Holdings [Line Items]
Percent of Total Investments	28.80%
C000069470 | India
Holdings [Line Items]
Percent of Total Investments	22.00%
C000069470 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.30%
C000069470 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000069470 | United States
Holdings [Line Items]
Percent of Total Investments	4.70%
C000069470 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069470 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069470 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069470 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069471 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.10%
C000069471 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000069471 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000069471 | State Street Institutional Treasury Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069471 | Gupshup, Inc.F
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069471 | MeituanB
Holdings [Line Items]
Percent of Total Investments	1.80%
C000069471 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000069471 | Al Rajhi Bank
Holdings [Line Items]
Percent of Total Investments	1.60%
C000069471 | Xiaomi Corp.B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069471 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	1.50%
C000069471 | Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000069471 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.50%
C000069471 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000069471 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000069471 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000069471 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000069471 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000069471 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000069471 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000069471 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000069471 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000069471 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000069471 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000069471 | China
Holdings [Line Items]
Percent of Total Investments	28.80%
C000069471 | India
Holdings [Line Items]
Percent of Total Investments	22.00%
C000069471 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.30%
C000069471 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000069471 | United States
Holdings [Line Items]
Percent of Total Investments	4.70%
C000069471 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	2.10%
C000069471 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069471 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000069471 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090015 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.10%
C000090015 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000090015 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090015 | State Street Institutional Treasury Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.30%
C000090015 | Gupshup, Inc.F
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090015 | MeituanB
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090015 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090015 | Al Rajhi Bank
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090015 | Xiaomi Corp.B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090015 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090015 | Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000090015 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.50%
C000090015 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000090015 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000090015 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000090015 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000090015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090015 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090015 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090015 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000090015 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090015 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000090015 | China
Holdings [Line Items]
Percent of Total Investments	28.80%
C000090015 | India
Holdings [Line Items]
Percent of Total Investments	22.00%
C000090015 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.30%
C000090015 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090015 | United States
Holdings [Line Items]
Percent of Total Investments	4.70%
C000090015 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	2.10%
C000090015 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090015 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090015 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125074 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	10.10%
C000125074 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000125074 | Alibaba Group Holding Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125074 | State Street Institutional Treasury Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125074 | Gupshup, Inc.F
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125074 | MeituanB
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125074 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125074 | Al Rajhi Bank
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125074 | Xiaomi Corp.B
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125074 | China Construction Bank Corp.H
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125074 | Korea
Holdings [Line Items]
Percent of Total Investments	7.30%
C000125074 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	29.50%
C000125074 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000125074 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.30%
C000125074 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125074 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.60%
C000125074 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
C000125074 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125074 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125074 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125074 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000125074 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125074 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125074 | China
Holdings [Line Items]
Percent of Total Investments	28.80%
C000125074 | India
Holdings [Line Items]
Percent of Total Investments	22.00%
C000125074 | Taiwan
Holdings [Line Items]
Percent of Total Investments	15.30%
C000125074 | Brazil
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125074 | United States
Holdings [Line Items]
Percent of Total Investments	4.70%
C000125074 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125074 | Hungary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125074 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125074 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.70%
C000063561 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063561 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063561 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063561 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063561 | Ferrovial SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063561 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063561 | AstraZeneca PLC ADR
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063561 | Paychex, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063561 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063561 | American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063561 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	7.20%
C000063561 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000063561 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000063561 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063561 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000063561 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063561 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000063561 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000063561 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063561 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063561 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000063561 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000063559 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063559 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063559 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063559 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063559 | Ferrovial SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063559 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063559 | AstraZeneca PLC ADR
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063559 | Paychex, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063559 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063559 | American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063559 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	7.20%
C000063559 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000063559 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000063559 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063559 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000063559 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063559 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000063559 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000063559 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063559 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063559 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000063559 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000063560 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063560 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000063560 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000063560 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063560 | Ferrovial SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000063560 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000063560 | AstraZeneca PLC ADR
Holdings [Line Items]
Percent of Total Investments	2.80%
C000063560 | Paychex, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063560 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000063560 | American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000063560 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	7.20%
C000063560 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000063560 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000063560 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063560 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000063560 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000063560 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000063560 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000063560 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.30%
C000063560 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.90%
C000063560 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000063560 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090014 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090014 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090014 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090014 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090014 | Ferrovial SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090014 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090014 | AstraZeneca PLC ADR
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090014 | Paychex, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090014 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090014 | American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090014 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	7.20%
C000090014 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000090014 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000090014 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000090014 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000090014 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090014 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000090014 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000090014 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.30%
C000090014 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.90%
C000090014 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000090014 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000228873 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228873 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000228873 | International Business Machines Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228873 | Wells Fargo & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228873 | Ferrovial SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228873 | Brixmor Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228873 | AstraZeneca PLC ADR
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228873 | Paychex, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228873 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228873 | American International Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228873 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	7.20%
C000228873 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000228873 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000228873 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228873 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.40%
C000228873 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	4.30%
C000228873 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	5.20%
C000228873 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.60%
C000228873 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228873 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	7.90%
C000228873 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	11.00%
C000228873 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000021351 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000021351 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021351 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021351 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021351 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021351 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021351 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021351 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021351 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021351 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021351 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000021351 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000021351 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000021351 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000021351 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000021351 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000021351 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021351 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021351 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021351 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021351 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021352 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000021352 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021352 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021352 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021352 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021352 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021352 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021352 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021352 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021352 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021352 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000021352 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000021352 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000021352 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000021352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000021352 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000021352 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021352 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021352 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021352 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021352 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021353 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000021353 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021353 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021353 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021353 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021353 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000021353 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021353 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021353 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021353 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021353 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000021353 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000021353 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000021353 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000021353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000021353 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000021353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021353 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021353 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021353 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021353 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027739 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000027739 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027739 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000027739 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000027739 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000027739 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000027739 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000027739 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027739 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027739 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027739 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000027739 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000027739 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000027739 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000027739 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000027739 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000027739 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027739 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027739 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027739 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027739 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090012 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090012 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090012 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090012 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000090012 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090012 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090012 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090012 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090012 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090012 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090012 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000090012 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000090012 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090012 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000090012 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090012 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000090012 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000090012 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090012 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090012 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090012 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000090013 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090013 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090013 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090013 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.40%
C000090013 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090013 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090013 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090013 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090013 | Adyen NV
Holdings [Line Items]
Percent of Total Investments	3.40%
C000090013 | Airbus SE
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090013 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	28.10%
C000090013 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000090013 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000090013 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	10.10%
C000090013 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090013 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.40%
C000090013 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.30%
C000090013 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000090013 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090013 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090013 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021336 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021336 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021336 | Chemed Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021336 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021336 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021336 | FirstService Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021336 | Commvault Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021336 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021336 | Nexstar Media Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021336 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021336 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000021336 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021336 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.60%
C000021336 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021336 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021336 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021336 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021336 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021336 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021336 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021336 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021336 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000021337 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021337 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021337 | Chemed Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021337 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021337 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021337 | FirstService Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021337 | Commvault Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021337 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021337 | Nexstar Media Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021337 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021337 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000021337 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021337 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.60%
C000021337 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021337 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021337 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021337 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021337 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021337 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021337 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021337 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021337 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000021338 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021338 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021338 | Chemed Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021338 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021338 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021338 | FirstService Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021338 | Commvault Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021338 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021338 | Nexstar Media Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021338 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021338 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000021338 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021338 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.60%
C000021338 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021338 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021338 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021338 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021338 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021338 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021338 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000021339 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021339 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021339 | Chemed Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021339 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021339 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021339 | FirstService Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021339 | Commvault Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021339 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021339 | Nexstar Media Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021339 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021339 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000021339 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021339 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.60%
C000021339 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021339 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021339 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021339 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021339 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021339 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021339 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021339 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021339 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000125070 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125070 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125070 | Chemed Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125070 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125070 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125070 | FirstService Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125070 | Commvault Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125070 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125070 | Nexstar Media Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125070 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125070 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000125070 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000125070 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.60%
C000125070 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000125070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000125070 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000125070 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000125070 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125070 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125070 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125070 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000228870 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228870 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228870 | Chemed Corp.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228870 | Texas Roadhouse, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228870 | Lattice Semiconductor Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228870 | FirstService Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228870 | Commvault Systems, Inc.
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228870 | Kirby Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228870 | Nexstar Media Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228870 | Eagle Materials, Inc.
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228870 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	17.50%
C000228870 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.90%
C000228870 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	34.60%
C000228870 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	7.60%
C000228870 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000228870 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228870 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.00%
C000228870 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228870 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228870 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228870 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228870 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.40%
C000121825 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121825 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121825 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121825 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000121825 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121825 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121825 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121825 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121825 | Safran SA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121825 | Heineken NV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121825 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.80%
C000121825 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000121825 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000121825 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000121825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000121825 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000121825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121825 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121825 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121825 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121825 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000121825 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121825 | Japan
Holdings [Line Items]
Percent of Total Investments	16.30%
C000121825 | Germany
Holdings [Line Items]
Percent of Total Investments	10.10%
C000121825 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000121825 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121825 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121825 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000121825 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000121825 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121826 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121826 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121826 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121826 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000121826 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121826 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121826 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121826 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121826 | Safran SA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121826 | Heineken NV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121826 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.80%
C000121826 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000121826 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000121826 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000121826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000121826 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000121826 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121826 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121826 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121826 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121826 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000121826 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121826 | Japan
Holdings [Line Items]
Percent of Total Investments	16.30%
C000121826 | Germany
Holdings [Line Items]
Percent of Total Investments	10.10%
C000121826 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000121826 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121826 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121826 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000121826 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000121826 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021340 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021340 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021340 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021340 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021340 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021340 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021340 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021340 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021340 | Safran SA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021340 | Heineken NV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021340 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.80%
C000021340 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000021340 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000021340 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000021340 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021340 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021340 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000021340 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021340 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021340 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021340 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021340 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.70%
C000021340 | Japan
Holdings [Line Items]
Percent of Total Investments	16.30%
C000021340 | Germany
Holdings [Line Items]
Percent of Total Investments	10.10%
C000021340 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000021340 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021340 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.30%
C000021340 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021340 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021340 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121822 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121822 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121822 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121822 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000121822 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121822 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121822 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121822 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121822 | Safran SA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121822 | Heineken NV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121822 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.80%
C000121822 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000121822 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000121822 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000121822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000121822 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000121822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121822 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121822 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121822 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121822 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000121822 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121822 | Japan
Holdings [Line Items]
Percent of Total Investments	16.30%
C000121822 | Germany
Holdings [Line Items]
Percent of Total Investments	10.10%
C000121822 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000121822 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121822 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121822 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000121822 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000121822 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121823 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121823 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000121823 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121823 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000121823 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121823 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000121823 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121823 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000121823 | Safran SA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121823 | Heineken NV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000121823 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.80%
C000121823 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000121823 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000121823 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000121823 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000121823 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000121823 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121823 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000121823 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000121823 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000121823 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000121823 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.70%
C000121823 | Japan
Holdings [Line Items]
Percent of Total Investments	16.30%
C000121823 | Germany
Holdings [Line Items]
Percent of Total Investments	10.10%
C000121823 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000121823 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000121823 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.30%
C000121823 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000121823 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000121823 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130576 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130576 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000130576 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130576 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000130576 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000130576 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000130576 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000130576 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000130576 | Safran SA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130576 | Heineken NV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000130576 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.80%
C000130576 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000130576 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000130576 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000130576 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000130576 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000130576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000130576 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000130576 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000130576 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000130576 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000130576 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.70%
C000130576 | Japan
Holdings [Line Items]
Percent of Total Investments	16.30%
C000130576 | Germany
Holdings [Line Items]
Percent of Total Investments	10.10%
C000130576 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000130576 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000130576 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.30%
C000130576 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000130576 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000130576 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228871 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228871 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228871 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228871 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228871 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228871 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228871 | Barclays PLC
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228871 | Leonardo SpA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228871 | Safran SA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228871 | Heineken NV
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228871 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	14.80%
C000228871 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.80%
C000228871 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	25.70%
C000228871 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000228871 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228871 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228871 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228871 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228871 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228871 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.00%
C000228871 | United States
Holdings [Line Items]
Percent of Total Investments	8.70%
C000228871 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.70%
C000228871 | Japan
Holdings [Line Items]
Percent of Total Investments	16.30%
C000228871 | Germany
Holdings [Line Items]
Percent of Total Investments	10.10%
C000228871 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000228871 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228871 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.30%
C000228871 | Italy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228871 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228871 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.20%
C000034262 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000034262 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034262 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034262 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000034262 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034262 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034262 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000034262 | London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000034262 | SAP SE ADR
Holdings [Line Items]
Percent of Total Investments	1.70%
C000034262 | Experian PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000034262 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000034262 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000034262 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000034262 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000034262 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000034262 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034262 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000034262 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000034262 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000034262 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000034262 | United States
Holdings [Line Items]
Percent of Total Investments	8.20%
C000034262 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.00%
C000034262 | Japan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000034262 | Germany
Holdings [Line Items]
Percent of Total Investments	11.30%
C000034262 | France
Holdings [Line Items]
Percent of Total Investments	9.50%
C000034262 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000034262 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.40%
C000034262 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034262 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034262 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000035184 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000035184 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035184 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035184 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000035184 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000035184 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000035184 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000035184 | London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000035184 | SAP SE ADR
Holdings [Line Items]
Percent of Total Investments	1.70%
C000035184 | Experian PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000035184 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000035184 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000035184 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000035184 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000035184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000035184 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000035184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000035184 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000035184 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000035184 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000035184 | United States
Holdings [Line Items]
Percent of Total Investments	8.20%
C000035184 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.00%
C000035184 | Japan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000035184 | Germany
Holdings [Line Items]
Percent of Total Investments	11.30%
C000035184 | France
Holdings [Line Items]
Percent of Total Investments	9.50%
C000035184 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000035184 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.40%
C000035184 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000035184 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000035184 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000057306 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057306 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057306 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057306 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000057306 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000057306 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000057306 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000057306 | London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000057306 | SAP SE ADR
Holdings [Line Items]
Percent of Total Investments	1.70%
C000057306 | Experian PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000057306 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000057306 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000057306 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000057306 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000057306 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000057306 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057306 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000057306 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000057306 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057306 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000057306 | United States
Holdings [Line Items]
Percent of Total Investments	8.20%
C000057306 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.00%
C000057306 | Japan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000057306 | Germany
Holdings [Line Items]
Percent of Total Investments	11.30%
C000057306 | France
Holdings [Line Items]
Percent of Total Investments	9.50%
C000057306 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000057306 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.40%
C000057306 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000057306 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000057306 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000057307 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000057307 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057307 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057307 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000057307 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000057307 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000057307 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000057307 | London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000057307 | SAP SE ADR
Holdings [Line Items]
Percent of Total Investments	1.70%
C000057307 | Experian PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000057307 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000057307 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000057307 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000057307 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000057307 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000057307 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000057307 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000057307 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000057307 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000057307 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000057307 | United States
Holdings [Line Items]
Percent of Total Investments	8.20%
C000057307 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.00%
C000057307 | Japan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000057307 | Germany
Holdings [Line Items]
Percent of Total Investments	11.30%
C000057307 | France
Holdings [Line Items]
Percent of Total Investments	9.50%
C000057307 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000057307 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.40%
C000057307 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000057307 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000057307 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077166 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077166 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077166 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077166 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077166 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077166 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077166 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077166 | London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000077166 | SAP SE ADR
Holdings [Line Items]
Percent of Total Investments	1.70%
C000077166 | Experian PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000077166 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000077166 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000077166 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000077166 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000077166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000077166 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000077166 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000077166 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000077166 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000077166 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000077166 | United States
Holdings [Line Items]
Percent of Total Investments	8.20%
C000077166 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.00%
C000077166 | Japan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000077166 | Germany
Holdings [Line Items]
Percent of Total Investments	11.30%
C000077166 | France
Holdings [Line Items]
Percent of Total Investments	9.50%
C000077166 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000077166 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.40%
C000077166 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077166 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077166 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160231 | Novo Nordisk ASB
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160231 | Siemens AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160231 | AstraZeneca PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160231 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160231 | NatWest Group PLC
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160231 | UniCredit SpA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160231 | BAE Systems PLC
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160231 | London Stock Exchange Group PLC
Holdings [Line Items]
Percent of Total Investments	1.80%
C000160231 | SAP SE ADR
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160231 | Experian PLC
Holdings [Line Items]
Percent of Total Investments	1.60%
C000160231 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000160231 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000160231 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.50%
C000160231 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	15.80%
C000160231 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000160231 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160231 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160231 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000160231 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160231 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.60%
C000160231 | United States
Holdings [Line Items]
Percent of Total Investments	8.20%
C000160231 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	22.00%
C000160231 | Japan
Holdings [Line Items]
Percent of Total Investments	14.80%
C000160231 | Germany
Holdings [Line Items]
Percent of Total Investments	11.30%
C000160231 | France
Holdings [Line Items]
Percent of Total Investments	9.50%
C000160231 | Switzerland
Holdings [Line Items]
Percent of Total Investments	6.80%
C000160231 | Netherlands
Holdings [Line Items]
Percent of Total Investments	8.40%
C000160231 | Italy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160231 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160231 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.50%
C000175514 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.40%
C000175514 | Accelleron Industries AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000175514 | Games Workshop Group PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175514 | VZ Holding AG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175514 | Diploma PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175514 | Sweco ABB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000175514 | Belimo Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000175514 | Nichias Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000175514 | Softchoice Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175514 | Kemira OYJ
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175514 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.30%
C000175514 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000175514 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.50%
C000175514 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000175514 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000175514 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000175514 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175514 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000175514 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000175514 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175514 | United States
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175514 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.90%
C000175514 | Japan
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175514 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000175514 | Switzerland
Holdings [Line Items]
Percent of Total Investments	13.90%
C000175514 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175514 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.70%
C000175514 | Canada
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175514 | Norway
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175514 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000175512 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.40%
C000175512 | Accelleron Industries AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000175512 | Games Workshop Group PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175512 | VZ Holding AG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175512 | Diploma PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175512 | Sweco ABB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000175512 | Belimo Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000175512 | Nichias Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000175512 | Softchoice Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175512 | Kemira OYJ
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175512 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.30%
C000175512 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000175512 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.50%
C000175512 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000175512 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000175512 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000175512 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175512 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000175512 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000175512 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175512 | United States
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175512 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.90%
C000175512 | Japan
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175512 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000175512 | Switzerland
Holdings [Line Items]
Percent of Total Investments	13.90%
C000175512 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175512 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.70%
C000175512 | Canada
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175512 | Norway
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175512 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000175513 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.40%
C000175513 | Accelleron Industries AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000175513 | Games Workshop Group PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175513 | VZ Holding AG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175513 | Diploma PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175513 | Sweco ABB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000175513 | Belimo Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000175513 | Nichias Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000175513 | Softchoice Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175513 | Kemira OYJ
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175513 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.30%
C000175513 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000175513 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.50%
C000175513 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000175513 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000175513 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000175513 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175513 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000175513 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000175513 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175513 | United States
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175513 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.90%
C000175513 | Japan
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175513 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000175513 | Switzerland
Holdings [Line Items]
Percent of Total Investments	13.90%
C000175513 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175513 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.70%
C000175513 | Canada
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175513 | Norway
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175513 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000175515 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.40%
C000175515 | Accelleron Industries AG
Holdings [Line Items]
Percent of Total Investments	2.40%
C000175515 | Games Workshop Group PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175515 | VZ Holding AG
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175515 | Diploma PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000175515 | Sweco ABB
Holdings [Line Items]
Percent of Total Investments	2.20%
C000175515 | Belimo Holding AG
Holdings [Line Items]
Percent of Total Investments	2.10%
C000175515 | Nichias Corp.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000175515 | Softchoice Corp.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175515 | Kemira OYJ
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175515 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	18.30%
C000175515 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.80%
C000175515 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.50%
C000175515 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.80%
C000175515 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000175515 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.30%
C000175515 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175515 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000175515 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	4.50%
C000175515 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175515 | United States
Holdings [Line Items]
Percent of Total Investments	4.90%
C000175515 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	12.90%
C000175515 | Japan
Holdings [Line Items]
Percent of Total Investments	28.90%
C000175515 | France
Holdings [Line Items]
Percent of Total Investments	7.00%
C000175515 | Switzerland
Holdings [Line Items]
Percent of Total Investments	13.90%
C000175515 | Italy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175515 | Sweden
Holdings [Line Items]
Percent of Total Investments	7.70%
C000175515 | Canada
Holdings [Line Items]
Percent of Total Investments	8.60%
C000175515 | Norway
Holdings [Line Items]
Percent of Total Investments	3.00%
C000175515 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000087774 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087774 | Criteo SA ADR
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087774 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000087774 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087774 | International Game Technology PLC
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087774 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000087774 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000087774 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000087774 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087774 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087774 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000087774 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000087774 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000087774 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000087774 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000087774 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000087774 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087774 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000087774 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000087774 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087774 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087772 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087772 | Criteo SA ADR
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087772 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000087772 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087772 | International Game Technology PLC
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087772 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000087772 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000087772 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000087772 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087772 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087772 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000087772 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000087772 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000087772 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000087772 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000087772 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000087772 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087772 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000087772 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000087772 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087772 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000087773 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000087773 | Criteo SA ADR
Holdings [Line Items]
Percent of Total Investments	3.40%
C000087773 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000087773 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000087773 | International Game Technology PLC
Holdings [Line Items]
Percent of Total Investments	2.70%
C000087773 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000087773 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000087773 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000087773 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087773 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000087773 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000087773 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000087773 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000087773 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000087773 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000087773 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000087773 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000087773 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000087773 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000087773 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000087773 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000150163 | Kyndryl Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000150163 | Criteo SA ADR
Holdings [Line Items]
Percent of Total Investments	3.40%
C000150163 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000150163 | AerCap Holdings NV
Holdings [Line Items]
Percent of Total Investments	3.00%
C000150163 | International Game Technology PLC
Holdings [Line Items]
Percent of Total Investments	2.70%
C000150163 | Ormat Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000150163 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000150163 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000150163 | OPENLANE, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150163 | Resideo Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150163 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.40%
C000150163 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000150163 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000150163 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.20%
C000150163 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000150163 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.80%
C000150163 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000150163 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000150163 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.90%
C000150163 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000150163 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000021354 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000021354 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021354 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000021354 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021354 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000021354 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021354 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021354 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021354 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021354 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021354 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000021354 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021354 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021354 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021354 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000021354 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000021354 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021354 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021354 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021354 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021354 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000021355 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000021355 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021355 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000021355 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021355 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000021355 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021355 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021355 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021355 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021355 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021355 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000021355 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021355 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021355 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021355 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000021355 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000021355 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021355 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021355 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021355 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021355 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000021356 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000021356 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021356 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000021356 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021356 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000021356 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021356 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021356 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021356 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021356 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021356 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000021356 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021356 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000021356 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021356 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000021356 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000021356 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021356 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021356 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000021356 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021356 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000027740 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000027740 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000027740 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000027740 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000027740 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000027740 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000027740 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027740 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000027740 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027740 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027740 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000027740 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000027740 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000027740 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000027740 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000027740 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000027740 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000027740 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027740 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000027740 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027740 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077157 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000077157 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077157 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000077157 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077157 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000077157 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077157 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000077157 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077157 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077157 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077157 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000077157 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077157 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077157 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077157 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000077157 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000077157 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077157 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077157 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077157 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077157 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077158 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000077158 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077158 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000077158 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077158 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000077158 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077158 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000077158 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077158 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077158 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077158 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000077158 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077158 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077158 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077158 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000077158 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000077158 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077158 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077158 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077158 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077158 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000077160 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000077160 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077160 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000077160 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077160 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000077160 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077160 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000077160 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000077160 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077160 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077160 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000077160 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077160 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000077160 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000077160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000077160 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000077160 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000077160 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077160 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000077160 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077160 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000210977 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	10.30%
C000210977 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.40%
C000210977 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
C000210977 | Meta Platforms, Inc.A
Holdings [Line Items]
Percent of Total Investments	6.40%
C000210977 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210977 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.70%
C000210977 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210977 | Fanatics Holdings, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210977 | Netflix, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000210977 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.00%
C000210977 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	38.30%
C000210977 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000210977 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000210977 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.90%
C000210977 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	19.20%
C000210977 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	16.00%
C000210977 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000210977 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000210977 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000210977 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000210977 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000021333 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021333 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021333 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021333 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021333 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021333 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021333 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021333 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021333 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021333 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021333 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000021333 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000021333 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000021333 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021333 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021333 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021333 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000021333 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000021333 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000021333 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021333 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021333 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021334 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021334 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021334 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021334 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021334 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021334 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021334 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021334 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021334 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021334 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021334 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000021334 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000021334 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000021334 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021334 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021334 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021334 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000021334 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000021334 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000021334 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021334 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021334 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021335 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021335 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021335 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000021335 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021335 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000021335 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021335 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021335 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021335 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021335 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021335 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000021335 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000021335 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000021335 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000021335 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021335 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021335 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000021335 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000021335 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000021335 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021335 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021335 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027735 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027735 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000027735 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000027735 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027735 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000027735 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027735 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027735 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027735 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027735 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027735 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000027735 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000027735 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000027735 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000027735 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027735 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027735 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000027735 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000027735 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000027735 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000027735 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000027735 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090001 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090001 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090001 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090001 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090001 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090001 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090001 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090001 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090001 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090001 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090001 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000090001 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000090001 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000090001 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000090001 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090001 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090001 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090001 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000090001 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000090001 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090001 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000090001 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089999 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089999 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000089999 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000089999 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089999 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000089999 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000089999 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000089999 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089999 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089999 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089999 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000089999 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000089999 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000089999 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000089999 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089999 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089999 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000089999 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000089999 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000089999 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089999 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000089999 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090000 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090000 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000090000 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090000 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000090000 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090000 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090000 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090000 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090000 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090000 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090000 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000090000 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000090000 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000090000 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000090000 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090000 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000090000 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090000 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000090000 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000090000 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000090000 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000090000 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000150162 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000150162 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000150162 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000150162 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000150162 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000150162 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000150162 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000150162 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000150162 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000150162 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150162 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000150162 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000150162 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000150162 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000150162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000150162 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000150162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000150162 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000150162 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000150162 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000150162 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000150162 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228869 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228869 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000228869 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228869 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228869 | Medtronic PLC
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228869 | Accenture PLCA
Holdings [Line Items]
Percent of Total Investments	2.70%
C000228869 | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228869 | Duke Energy Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228869 | Chevron Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228869 | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228869 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000228869 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.20%
C000228869 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228869 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000228869 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228869 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
C000228869 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228869 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228869 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	11.40%
C000228869 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	1.80%
C000228869 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228869 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021357 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021357 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021357 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021357 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021357 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021357 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021357 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021357 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021357 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021357 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021357 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000021357 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000021357 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000021357 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021357 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021357 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021357 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021357 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021357 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021357 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021357 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021357 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021358 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021358 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021358 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021358 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021358 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021358 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021358 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021358 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021358 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021358 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021358 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000021358 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000021358 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000021358 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021358 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021358 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021358 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021358 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021358 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021358 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021359 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021359 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021359 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021359 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021359 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021359 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021359 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021359 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021359 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021359 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021359 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000021359 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000021359 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000021359 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021359 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021359 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021359 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021359 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000021359 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021359 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021359 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000021359 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027741 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000027741 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000027741 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027741 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027741 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027741 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027741 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027741 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027741 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027741 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027741 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000027741 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000027741 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000027741 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000027741 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000027741 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000027741 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027741 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000027741 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027741 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000027741 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000027741 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077161 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077161 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077161 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077161 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077161 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077161 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077161 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077161 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077161 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077161 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077161 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000077161 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000077161 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000077161 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077161 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000077161 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077161 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077161 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077161 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077161 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077161 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077161 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077162 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077162 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077162 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077162 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077162 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077162 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077162 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077162 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077162 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077162 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077162 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000077162 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000077162 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000077162 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000077162 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077162 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077162 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077162 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077162 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077162 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077164 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077164 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077164 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077164 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077164 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077164 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000077164 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077164 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000077164 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077164 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077164 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000077164 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000077164 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000077164 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077164 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000077164 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000077164 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077164 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000077164 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077164 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000077164 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000077164 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125073 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000125073 | Palantir Technologies, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125073 | iShares Russell Mid-Cap Growth ETF
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125073 | AppLovin Corp.A
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125073 | Ares Management Corp.A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000125073 | Tradeweb Markets, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.50%
C000125073 | Cencora, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125073 | ROBLOX Corp.A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000125073 | Datadog, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.20%
C000125073 | Axon Enterprise, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000125073 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	24.40%
C000125073 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000125073 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000125073 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000125073 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.40%
C000125073 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000125073 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125073 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125073 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125073 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000125073 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000125073 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021347 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021347 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021347 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021347 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021347 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021347 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021347 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021347 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021347 | Regency Centers Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021347 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021347 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.10%
C000021347 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000021347 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000021347 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000021347 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000021347 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021347 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021347 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021347 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000021347 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021347 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021347 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000021348 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021348 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021348 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021348 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000021348 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021348 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021348 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021348 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000021348 | Regency Centers Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021348 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021348 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.10%
C000021348 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000021348 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000021348 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000021348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000021348 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021348 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000021348 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021348 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000021348 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021348 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021348 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000027737 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027737 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027737 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027737 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000027737 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000027737 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027737 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027737 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000027737 | Regency Centers Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027737 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027737 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.10%
C000027737 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000027737 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000027737 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000027737 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000027737 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000027737 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000027737 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000027737 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000027737 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027737 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000027737 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090009 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090009 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090009 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090009 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090009 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090009 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090009 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090009 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090009 | Regency Centers Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090009 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090009 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.10%
C000090009 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000090009 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000090009 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000090009 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000090009 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090009 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090009 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090009 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000090009 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090009 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000090009 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090010 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090010 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090010 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090010 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090010 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090010 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090010 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090010 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090010 | Regency Centers Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090010 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090010 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.10%
C000090010 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000090010 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000090010 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000090010 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000090010 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090010 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090010 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090010 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000090010 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090010 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000090010 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090011 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090011 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090011 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000090011 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000090011 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090011 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090011 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090011 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000090011 | Regency Centers Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090011 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090011 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.10%
C000090011 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000090011 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000090011 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000090011 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000090011 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090011 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090011 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090011 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000090011 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000090011 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000090011 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000210976 | Ciena Corp.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210976 | Williams Cos., Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210976 | CenterPoint Energy, Inc.
Holdings [Line Items]
Percent of Total Investments	2.60%
C000210976 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.50%
C000210976 | Aptiv PLC
Holdings [Line Items]
Percent of Total Investments	2.40%
C000210976 | Gates Industrial Corp. PLC
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210976 | Baker Hughes Co.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210976 | McKesson Corp.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000210976 | Regency Centers Corp.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210976 | Travel & Leisure Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000210976 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	25.10%
C000210976 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000210976 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000210976 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000210976 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.20%
C000210976 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	1.70%
C000210976 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	3.20%
C000210976 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210976 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	9.00%
C000210976 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.70%
C000210976 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000210976 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.00%
C000082272 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000082272 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082272 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082272 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000082272 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.50%
C000082272 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000082272 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082272 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000082272 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082272 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082272 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.10%
C000082272 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000082272 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000082272 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000082272 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.20%
C000082272 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000082272 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
C000082272 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000082272 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082272 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082272 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000082270 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000082270 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082270 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082270 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000082270 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.50%
C000082270 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000082270 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082270 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000082270 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082270 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082270 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.10%
C000082270 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000082270 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000082270 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000082270 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.20%
C000082270 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000082270 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
C000082270 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000082270 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082270 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082270 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000082271 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000082271 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000082271 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000082271 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000082271 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.50%
C000082271 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000082271 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000082271 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000082271 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082271 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000082271 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.10%
C000082271 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000082271 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000082271 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000082271 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.20%
C000082271 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000082271 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
C000082271 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000082271 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000082271 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000082271 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000228874 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228874 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
C000228874 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228874 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228874 | Alphabet, Inc.C
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228874 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000228874 | Brookfield Corp.
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228874 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228874 | T-Mobile U.S., Inc.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228874 | Oracle Corp.
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228874 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	19.10%
C000228874 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	23.70%
C000228874 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000228874 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228874 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.20%
C000228874 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000228874 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
C000228874 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000228874 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.10%
C000228874 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228874 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021342 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000021342 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021342 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000021342 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021342 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021342 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021342 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000021342 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021342 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021342 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021342 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021342 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021342 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000021342 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000021342 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000021342 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.20%
C000021342 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021342 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	5.70%
C000021342 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021342 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021342 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000021342 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021342 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021342 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021342 | IndustrySpecialty
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021342 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021342 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021341 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000021341 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021341 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000021341 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021341 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021341 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000021341 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000021341 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000021341 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021341 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021341 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000021341 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000021341 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000021341 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000021341 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000021341 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.20%
C000021341 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021341 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	5.70%
C000021341 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021341 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021341 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000021341 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	3.60%
C000021341 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.10%
C000021341 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021341 | IndustrySpecialty
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021341 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021341 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090002 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000090002 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090002 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090002 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000090002 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090002 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090002 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000090002 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090002 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090002 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090002 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000090002 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090002 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000090002 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000090002 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000090002 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.20%
C000090002 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090002 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	5.70%
C000090002 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090002 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090002 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000090002 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090002 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090002 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090002 | IndustrySpecialty
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090002 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090002 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090003 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000090003 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090003 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090003 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000090003 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090003 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090003 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000090003 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090003 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090003 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090003 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000090003 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090003 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000090003 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000090003 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000090003 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.20%
C000090003 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090003 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	5.70%
C000090003 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090003 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090003 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000090003 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090003 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090003 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090003 | IndustrySpecialty
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090003 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090003 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090004 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000090004 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000090004 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000090004 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000090004 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090004 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090004 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000090004 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090004 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090004 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000090004 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000090004 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000090004 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000090004 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000090004 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000090004 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.20%
C000090004 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	5.90%
C000090004 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	5.70%
C000090004 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090004 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000090004 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000090004 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	3.60%
C000090004 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.10%
C000090004 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	2.40%
C000090004 | IndustrySpecialty
Holdings [Line Items]
Percent of Total Investments	1.70%
C000090004 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	1.60%
C000090004 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125071 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000125071 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000125071 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000125071 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125071 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125071 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000125071 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000125071 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000125071 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000125071 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000125071 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000125071 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000125071 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000125071 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000125071 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000125071 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.20%
C000125071 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	5.90%
C000125071 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	5.70%
C000125071 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125071 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125071 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000125071 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	3.60%
C000125071 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.10%
C000125071 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	2.40%
C000125071 | IndustrySpecialty
Holdings [Line Items]
Percent of Total Investments	1.70%
C000125071 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	1.60%
C000125071 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000228872 | Prologis, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000228872 | American Tower Corp.
Holdings [Line Items]
Percent of Total Investments	7.50%
C000228872 | Equinix, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
C000228872 | Welltower, Inc.
Holdings [Line Items]
Percent of Total Investments	5.50%
C000228872 | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228872 | AvalonBay Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000228872 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000228872 | Ventas, Inc.
Holdings [Line Items]
Percent of Total Investments	4.00%
C000228872 | Invitation Homes, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228872 | Public Storage
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228872 | IndustryTelecommunications
Holdings [Line Items]
Percent of Total Investments	12.40%
C000228872 | IndustryHealth Care
Holdings [Line Items]
Percent of Total Investments	12.10%
C000228872 | IndustryIndustrial
Holdings [Line Items]
Percent of Total Investments	11.80%
C000228872 | IndustryData Centers
Holdings [Line Items]
Percent of Total Investments	8.60%
C000228872 | IndustryApartments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228872 | IndustryRegional Malls
Holdings [Line Items]
Percent of Total Investments	6.20%
C000228872 | IndustryManufactured Homes
Holdings [Line Items]
Percent of Total Investments	5.90%
C000228872 | IndustrySelf Storage
Holdings [Line Items]
Percent of Total Investments	5.70%
C000228872 | IndustryFree Standing
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228872 | IndustryShopping Centers
Holdings [Line Items]
Percent of Total Investments	5.10%
C000228872 | IndustrySingle Family Homes
Holdings [Line Items]
Percent of Total Investments	5.00%
C000228872 | IndustryOffice
Holdings [Line Items]
Percent of Total Investments	3.60%
C000228872 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228872 | IndustryGaming
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228872 | IndustrySpecialty
Holdings [Line Items]
Percent of Total Investments	1.70%
C000228872 | IndustryTimber
Holdings [Line Items]
Percent of Total Investments	1.60%
C000228872 | IndustryShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021330 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021330 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021330 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021330 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021330 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021330 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021330 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021330 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021330 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021330 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021330 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000021330 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000021330 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000021330 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000021330 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021330 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021330 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021330 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021330 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021330 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021331 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021331 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021331 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021331 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021331 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021331 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021331 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021331 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021331 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021331 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021331 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000021331 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000021331 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000021331 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000021331 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021331 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021331 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021331 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021331 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021331 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021332 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021332 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000021332 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021332 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021332 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021332 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000021332 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000021332 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021332 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021332 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021332 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000021332 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000021332 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000021332 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000021332 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021332 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000021332 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021332 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021332 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000021332 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000027734 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027734 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000027734 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000027734 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027734 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027734 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000027734 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000027734 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027734 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027734 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027734 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000027734 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000027734 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000027734 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000027734 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000027734 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000027734 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000027734 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000027734 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000027734 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077149 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077149 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077149 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077149 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077149 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077149 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077149 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077149 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077149 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077149 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077149 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000077149 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077149 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000077149 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000077149 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000077149 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077149 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077149 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077149 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077149 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077150 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077150 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077150 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077150 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077150 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077150 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077150 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077150 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077150 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077150 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077150 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000077150 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077150 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000077150 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000077150 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000077150 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077150 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077150 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077150 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077150 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077152 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077152 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000077152 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000077152 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077152 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077152 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000077152 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000077152 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077152 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077152 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077152 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000077152 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000077152 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000077152 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000077152 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000077152 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000077152 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000077152 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000077152 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000077152 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205810 | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Total Investments	3.70%
C000205810 | State Street Institutional U.S. Government Money Market Fund Premier Class
Holdings [Line Items]
Percent of Total Investments	5.40%
C000205810 | iShares Russell 2000 Growth ETF
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205810 | Halozyme Therapeutics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205810 | Piper Sandler Cos.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205810 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000205810 | StepStone Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205810 | Q2 Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205810 | Mr. Cooper Group, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205810 | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205810 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205810 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.40%
C000205810 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000205810 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	21.60%
C000205810 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.70%
C000205810 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.60%
C000205810 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205810 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000205810 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.10%
C000205810 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	4.70%
C000021349 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000021349 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021349 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000021349 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021349 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021349 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021349 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021349 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021349 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021349 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021349 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000021349 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000021349 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000021349 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000021349 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000021349 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000021349 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021349 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021349 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021349 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021349 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021350 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000021350 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021350 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000021350 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000021350 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000021350 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000021350 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021350 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000021350 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000021350 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000021350 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000021350 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000021350 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000021350 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000021350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000021350 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000021350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021350 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000021350 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021350 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000021350 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000027738 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000027738 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027738 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000027738 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000027738 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000027738 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000027738 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000027738 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000027738 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000027738 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000027738 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000027738 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000027738 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000027738 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000027738 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000027738 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000027738 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000027738 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000027738 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000027738 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000027738 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077156 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000077156 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077156 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000077156 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000077156 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077156 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077156 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000077156 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077156 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077156 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077156 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000077156 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000077156 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000077156 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000077156 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000077156 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000077156 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077156 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077156 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077156 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077156 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077153 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000077153 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077153 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000077153 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000077153 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077153 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077153 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000077153 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077153 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077153 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077153 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000077153 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000077153 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000077153 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000077153 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000077153 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000077153 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077153 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077153 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077153 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077153 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000077155 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000077155 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077155 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000077155 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000077155 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000077155 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000077155 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000077155 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000077155 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000077155 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000077155 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000077155 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000077155 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000077155 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000077155 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000077155 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000077155 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000077155 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000077155 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000077155 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000077155 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000125072 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000125072 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125072 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000125072 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000125072 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000125072 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000125072 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000125072 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000125072 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000125072 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000125072 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000125072 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000125072 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000125072 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000125072 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000125072 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000125072 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125072 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125072 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000125072 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000125072 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000244622 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	7.30%
C000244622 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244622 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	8.90%
C000244622 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	7.60%
C000244622 | Berkshire Hathaway, Inc.B
Holdings [Line Items]
Percent of Total Investments	5.30%
C000244622 | Interactive Brokers Group, Inc.A
Holdings [Line Items]
Percent of Total Investments	5.50%
C000244622 | MasterCard, Inc.A
Holdings [Line Items]
Percent of Total Investments	4.80%
C000244622 | GoDaddy, Inc.A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000244622 | Progressive Corp.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000244622 | Fiserv, Inc.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000244622 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000244622 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.40%
C000244622 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000244622 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000244622 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000244622 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000244622 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.70%
C000244622 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.40%
C000244622 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.90%
C000244622 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000244622 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225949 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225949 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225949 | Trane Technologies PLC
Holdings [Line Items]
Percent of Total Investments	4.90%
C000225949 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225949 | Pentair PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225949 | Westinghouse Air Brake Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225949 | Graphic Packaging Holding Co.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225949 | Ecolab, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225949 | Brookfield Renewable Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000225949 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225949 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.90%
C000225949 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000225949 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.90%
C000225949 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000225949 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225949 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225949 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225949 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225949 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225950 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225950 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225950 | Trane Technologies PLC
Holdings [Line Items]
Percent of Total Investments	4.90%
C000225950 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225950 | Pentair PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225950 | Westinghouse Air Brake Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225950 | Graphic Packaging Holding Co.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225950 | Ecolab, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225950 | Brookfield Renewable Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000225950 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225950 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.90%
C000225950 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000225950 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.90%
C000225950 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000225950 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225950 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225950 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225950 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225950 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%
C000225951 | Boston Scientific Corp.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225951 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000225951 | Trane Technologies PLC
Holdings [Line Items]
Percent of Total Investments	4.90%
C000225951 | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225951 | Pentair PLC
Holdings [Line Items]
Percent of Total Investments	4.50%
C000225951 | Westinghouse Air Brake Technologies Corp.
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225951 | Graphic Packaging Holding Co.
Holdings [Line Items]
Percent of Total Investments	4.20%
C000225951 | Ecolab, Inc.
Holdings [Line Items]
Percent of Total Investments	3.60%
C000225951 | Brookfield Renewable Corp.
Holdings [Line Items]
Percent of Total Investments	3.50%
C000225951 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000225951 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	20.90%
C000225951 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000225951 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	32.90%
C000225951 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000225951 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.90%
C000225951 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000225951 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	9.70%
C000225951 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000225951 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.20%